Payments, by Project - 12 months ended Dec. 31, 2023 - CAD ($)	Fees	Total Payments
Total	$ 955,893	$ 955,893
Cerro Colorado
Total	151,051	151,051
DeLamar Project
Total	386,497	386,497
Dune
Total	7,856	7,856
Eden
Total	14,840	14,840
Marr
Total	20,295	20,295
Nevada North Project
Total	261,875	261,875
Red Canyon
Total	75,944	75,944
ZenoOcelot
Total	$ 37,535	$ 37,535